OTHER TAX RECEIVABLE	12 Months Ended
Jun. 30, 2021
Disclosure Of Other Tax Receivable [Abstract]
OTHER TAX RECEIVABLE

5.OTHER TAX RECEIVABLE

Other tax receivable is composed of value-added tax ("VAT") imposed by the Bolivian government.  The Company had VAT outputs through its exploration costs and general expenses incurred in Bolivia.  These VAT outputs are deductible against future VAT inputs that will be generated through sales.